Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
8.	Subsequent Events

The Company’s management has evaluated subsequent events up to May 15, 2017, the date the financial statements were issued, pursuant to the requirements of ASC 855 and has determined the following material subsequent events:

Effective April 10, 2017, the Company filed an amended Certificate of Incorporation to increase its authorized common stock to 2,000,000,000 shares.

In April 2017, the Company issued 40,000,000 shares of common stock each, to Rubin Schindermann and Sasha Starr, as consideration for advisory and consultancy services, which were recorded at fair value.

In April 2017, the Company issued 4,000,000 shares of common stock as consideration for advisory and consultancy services, which were recorded at fair value.

In April and May 2017, the Company issued 69,617,396 shares of common stock to individuals on conversion of convertible promissory notes.

14.	SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events up to March 31, 2017, the date the financial statements were issued, pursuant to the requirements of ASC 855 and has determined the following material subsequent events:

In January, February and March 2017, the Company issued an aggregate of 9,661,095 shares of common stock pursuant to conversion notices received from one of the holders of the convertible promissory notes.

In March 2017, the Company issued 1,857,000 shares of common stock pursuant to conversion notices received from one of the holders of the convertible promissory notes.

During February and March 2017, the Company issued 4,000,000 shares of common stock as consideration for consulting services.